Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of property and equipment on straight-line basis over useful life of assets
%
Office furniture and equipment	7 - 20
Computer and peripheral equipment	33
Machinery and equipment	7 - 33
Leasehold improvements	(*)
Building and land	(**)

(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

(**)	Building and land consist of land and an ink manufacturing plant. In September 2019, the Company purchased the land which includes long-term leasehold rights, with a lease term of 98 years. The manufacturing plant useful life is 25 years.

Schedule of revenue disaggregated by revenue
	Year ended December 31,
	2022	2021	2020

Systems	$119,073	$181,445	$87,769
Ink and consumables	103,429	101,192	77,149
Service - spare parts	28,619	21,936	17,521
Service contracts and software subscriptions	20,397	17,433	10,892

Total revenue	$271,518	$322,006	$193,331

Schedule of revenue disaggregated by geography based on customer location
	Year ended December 31,
	2022	2021	2020

U.S.	$138,515	$211,294	$124,375
EMEA	93,243	78,686	45,859
Asia Pacific	24,396	23,341	14,211
Other	15,364	8,685	8,886

Total revenue	$271,518	$322,006	$193,331

Schedule of outstanding performance obligations of deferred revenues
	2023	2024	2025 and thereafter

Service contracts and software subscriptions	$4,429	$379	$86

Schedule of changes in liability for product warranty
Balance at January 1, 2021	$1,650

Additions and adjustments to cost of revenues	8,897
Reduction for payments and costs to satisfy claims	(5,935)

Balance at December 31, 2021	$4,612

Additions and adjustments to cost of revenues	2,946
Reduction for payments and costs to satisfy claims	(5,640)

Balance at December 31, 2022	$1,918

Schedule of fair value method for stock options awards
	Year ended December 31,
	2022	2021	2020

Suboptimal exercise multiple	2.8	2.5	1.5
Risk free interest rate	3.02%-4.09%	0.09%-1.36%	0.1%-0.5%
Volatility	58.67%-69.13%	42.57%-58.49%	52%
Dividend yield	0%	0%	0%

Schedule of notional amounts of outstanding derivative positions
	December 31,
	2022	2021

Designated cash flow hedges	$38,465	$12,303
Non-designated hedges	491	-

	$38,956	$12,303

Schedule of expense (income) from derivatives instruments
	Year ended December 31,
	2022	2021	2020

Cost of revenues	$674	$(33)	$(94)
Research and development	1,029	(48)	(48)
Sales and marketing	365	(21)	(21)
General and administrative	481	(31)	(31)

Schedule of restructuring charges
	Severance and other personnel costs	Others	Total

Cost of product revenues	$347	$342	$689
Cost of service revenues	12	-	12
Research and development, net	201	-	201
Sales and marketing	675	-	675
General and administrative	74	42	116
	$1,309	$384	$1,693